NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Personal Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	€ 9,096	€ 11,424	€ 11,465
Share-based payments (employees and executive management)	(44)	680	531
Social security expenses	2,407	3,489	3,633
Total personnel expenses	11,459	15,593	15,629
General and administrative expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	3,399	4,032	4,393
Share-based payments (employees and executive management)	442	561	532
Social security expenses	1,172	1,581	1,648
Total personnel expenses	5,013	6,174	6,573
R&D | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	1,348	1,318	1,579
Share-based payments (employees and executive management)	0	110	24
Social security expenses	535	532	665
Total personnel expenses	1,883	1,960	2,268
Clinical studies | Research and development expenses
Disclosure Of Employee Benefits Expense [Line Items]
Wages and salaries	7,748	10,106	9,886
Share-based payments (employees and executive management)	(44)	570	507
Social security expenses	1,872	2,957	2,968
Total personnel expenses	€ 9,576	€ 13,633	€ 13,361